Income Tax Expense (Tables)	12 Months Ended
Aug. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense (benefit):
PRC	79,223	113,045	64,352
Hong Kong	(897)	23,665	29,923
US	4,192	2,633	2,455
Canada	-	-	44
UK	1,629	-	-
Deferred income tax expense (benefit):
PRC	(2,892)	(2,716)	(3,749)
Canada	(178)	(49)	67
US	(4,605)	-	(28)
UK	(12,657)	(42,402)	(34,145)
Total income tax expense:	63,815	94,176	58,919

Schedule of deferred tax assets and liabilities
	As of August 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Net operating loss carry-forward	162,177	184,081
Less: valuation allowance	(98,081)	(98,978)
Total deferred tax assets	64,096	85,103
Deferred tax liabilities:
Intangible assets	26,744	21,707
Total deferred tax liabilities	26,744	21,707

Schedule of movement in valuation allowance
	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Beginning balance	16,716	61,448	98,081
Additions from acquisition	-	2,070	-
Additions	50,389	46,488	14,442
Reversal	(4,261)	(11,789)	(13,293)
Expired	(1,396)	(136)	(252)
Ending balance	61,448	98,081	98,978

Schedule of reconciliation between provision for income taxes
	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Net loss before provision for income tax after elimination adjustment	(242,911)	(439,952)	(604,871)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(60,728)	(109,988)	(151,218)
Effect of intercompany transactions between continuing and discontinued operations	130,721	154,947	-
Effect of expenses that are not deductible in determining taxable profit*	(1,738)	66,668	180,404
Unrecognized tax losses	50,389	46,488	14,442
Utilization of tax losses previously not recognized	(4,261)	(11,789)	(13,293)
Effect of tax rate difference from tax holiday and statutory rate in other jurisdictions	(49,907)	(51,815)	7,604
Withholding tax expense**	-	-	25,000
Others	(661)	(335)	(4,020)
Income tax expense recognized in profit or loss	63,815	94,176	58,919

Note*: Included in the expenses that are not deductible in determining taxable profit were primarily related to impairment loss, share based compensation and non-deductible expenses arose from Overseas Schools.

Note**: The Enterprise Income Tax Law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. As of August 31, 2022, the Company has recorded RMB 25,000 for dividend withholding tax related to the distributed earnings of Zhuhai Bright Scholar to Time Education China Holdings Limited.